UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21943

Cadogan Opportunistic Alternatives Fund, LLC
(Exact name of registrant as specified in charter)

149 Fifth Avenue, 15th Floor, New York, NY  10010
(Address of principal executive offices) (Zip code)

Michael Waldron
149 Fifth Avenue, 15th Floor, New York, NY  10010
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-585-1600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Item 1. Proxy Voting Record.

Name of Fund: Cadogan Opportunities Alternatives Fund, LLC
Period: July 1, 2008 - June 30, 2009

Company Name	Meeting Date	CUSIP	Ticker

Soundpost Capital LP	November 11, 2008	N/A	N/A

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	N/A	Opt out/not participate in desgnated investments/side pockets	Issuer

Asian Era Fund - Sub Class 1 (USD)	January 13, 2009	N/A	N/A

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	N/A	Removal of 10% redemption gate	Issuer

BP Capital Energy Equity Fund II, L.P.	October 27, 2008	N/A	N/A
& BP Capital Energy Equity Fund Master II LP

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For or Against: (1) the Amended and Restated Agreement of Limited Partnership of BP Capital Energy Equity Fund II, L.P attached and (2) the Amended and Restated Agreement of Limited Partnership of BP Capital Energy Equity Fund Master II, L.P., see Proposal below for detail.

For (complete withdrawal)	N/A
The General Partner will be permitted, in its sole discretion, to allow a Limited Partner to make a complete or partial withdrawal of that Limited Partner's Capital Account (a "Withdrawal") as of the close of business on the last Business Day of any calendar month (rather than the last Business Day of each calendar quarter).
Issuer
For	N/A
In the event that the General Partner determines to perrnit a Withdrawal on the last Business Day of any calendar month (rather than the last Business Day of each calendar quarter), the twentyfive percent (25%) "gate" that limits Withdrawals will be calculated with respect to each such applicable Withdrawal date.
Issuer
For	N/A	The General Partner will have the right, in its sole discretion, to waive the twenty-five percent (25%) "gate" that limits Withdrawals.	Issuer

MAST Credit Opportunities I, L.P.	December 23, 2008	N/A	N/A

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
For	N/A	Amend its offering documents to change the redemption notice period from 75 days to 30 days notice.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Cadogan Opportunistic Alternatives Fund, LLC

By (Signature and Title) /s/ A. Michael Waldron
A. Michael Waldron
Principal Executive Officer

Date   8/14/09